4. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2016
Due to related parties	$ 62,486	$ 28,284	$ 23,973
Shares issued for management fees, Value	100,000	97,500
Accounts payable and accrued liabilities	$ 195,999	$ 124,655	235,997
Common Stock
Shares issued for management fees, Shares	10,000,000	375,000
Shares issued for management fees, Value	$ 10,000	$ 375
President
Due to related parties	62,486	19,155	$ 23,973
Management Fee Expense	0	$ 27,065
Employee-related Liabilities, Current	78,835
President | Common Stock
Shares issued for management fees, Shares		375,000
Shares issued for management fees, Value		$ 97,500
PrsidentAndDirectorMember
Due to related parties	$ 41,197
PrsidentAndDirectorMember | Common Stock
Shares issued for management fees, Shares	10,000,000	375,000
Shares issued for management fees, Value	$ 100,000	$ 97,500
FormerSecretaryAndTreasurerMember
Due to related parties		499
Accounts payable and accrued liabilities	0	9,000
Director1Member
Due to related parties	$ 21,289	$ 8,769